BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:3/25/11                                                          Collection Period Ending:     3/31/11
Current Payment Date:      4/25/11                                                                      Period:     12

Balances
	Initial	Beginning of Period	End of Period
Pool Balance	$807,017,816.96	$513,383,598.69	$489,001,537.41
Yield Supplement Overcollateralization	$31,823,968.20	$19,399,063.59	$18,498,642.25
Adjusted Pool Balance	$775,193,848.76	$493,984,535.10	$470,502,895.16
Reserve Account	$1,937,984.62	$1,937,984.62	$1,937,984.62
Overcollateralization	$25,193,848.76	$33,333,335.50	$33,333,335.50
Notes
Class A-1 Notes	$179,200,000.00	-	-
Class A-2 Notes	$239,000,000.00	$128,851,199.60	$105,369,559.66
Class A-3 Notes	$254,000,000.00	$254,000,000.00	$254,000,000.00
Class A-4 Notes	$77,800,000.00	$77,800,000.00	$77,800,000.00
	$750,000,000.00	$460,651,199.60	$437,169,559.66

Reconciliation of Collection Account
Available Funds: Available Interest:
Interest Collected on Receivables	$1,712,196.15
Servicer Advances	95,152.55
Servicer Advance Reimbursement	119,861.33
Administrative Purchase Payment	0.00
Warranty Purchase Payment	0.00
Recoveries	39,946.03
Investment Earnings on Trust Accounts
Interest from Reserve Account	166.37
Interest from Collection Account	2,497.83
Total Available Interest	$1,730,097.60
Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	$15,166,840.08
Receipts of Pre-Paid Principal	8,746,309.24
Liquidation Proceeds	306,532.16
Administrative Purchase Payment
Warranty Purchase Payment	0.00
Total Available Principal	$24,219,681.48
Advances from the Reserve Account	$0.00
Release from the Reserve Fund Account	$0.00
Total Available Funds	$25,949,779.08
Distributions:
Servicing Fees	$427,819.67
Non-recoverable Servicer Advance Reimbursement	10,612.48
Noteholder's Accrued and Unpaid Interest	503,382.35
Priority Principal Distribution to Noteholder's	0.00
Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00
Regular Principal Distributable Amount to Noteholders	23,481,639.94
Owner Trustee and Indenture Trustee Fees	0.00
Certificate Distribution Account (any remaining payments)	1,526,324.64
Total Distributions	$25,949,779.08

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance	$513,383,598.69
Monthly Principal Received

Regular Principal Received	$15,166,840.08
Prepaid Principal Received	8,746,309.24
Liquidations	306,532.16
Principal Balance Allocable to Gross Charge-offs	162,379.78
Principal Portion of Repurchased Receivables	0.00
Total Monthly Principal Amounts	$24,382,061.26
Ending Receivable Principal Balance	$489,001,537.41

Distributions
Interest Distributable Amount	Interest Rate	Current Payment	Per $1,000
Class A-1 Notes	0.27929%	$0.00	0.00
Class A-2 Notes	0.68000%	$73,015.68	0.31
Class A-3 Notes	1.39000%	$294,216.67	1.16
Class A-4 Notes	2.10000%	$136,150.00	1.75
		$503,382.35

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	$128,851,199.60	23,481,639.94	$105,369,559.66	98.25	0.44
Class A-3 Notes	$254,000,000.00	0.00	$254,000,000.00	0.00	1.00
Class A-4 Notes	$77,800,000.00	0.00	$77,800,000.00	0.00	1.00
	460,651,199.60	23,481,639.94	$437,169,559.66

Carryover Shortfalls
Class A-1 Interest Carryover Shortfall	Prior Period Carryover -	Current Payment -	Per $1,000 -
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization
Beginning Period Required Amount	$19,399,063.59
Beginning Period Amount	19,399,063.59
Current Distribution Date Required Amount	18,498,642.25
Current Period Release	900,421.34
Ending Period Amount	18,498,642.25
Next Distribution Date Required Amount	$17,619,703.17

Reserve Account
Beginning Period Required Amount	$1,937,984.62
Beginning Period Amount	1,937,984.62
Net Investment Earnings	166.37
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	1,937,984.62
Release to Depositor	166.37
Ending Period Amount	$1,937,984.62
Overcollateralization
Beginning Period Overcollateralization Amount	$33,333,335.50
Target Overcollateralization Amount	$33,333,335.50
Ending Period Over Collateralization Amount	$33,333,335.50
Current Period Release	$0.00

Receivables Data
	Beginning Period	Ending Period
Number of Specified Leases	25,134	24,546
Weighted Average Remaining Term	39.93	39.07
Weighted Average Annual Percentage Rate	4.08%	4.07%
Delinquencies

	Dollar Amount	Percentage
30-59 Days	$4,277,281.32	0.87%
60-89 Days	700,987.16	0.14%
90-119 Days	156,172.72	0.03%
120+ Days	477,495.84	0.10%
Total 30+ Days Past Due	$5,611,937.05	1.15%

Write-offs
Gross Principal Write-offs for Current Period	$164,060.98
Recoveries for Current Period	39,946.03
Net Write-Offs for Current Period	124,114.95
Cumulative Net Realized Losses	$1,883,318.16

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	650,760.64	31
Ending Period Repossessed Receivables Balance	467,243.04	24
Principal Balance of 90+ Day Repossessed Vehicles	14,074.55	1